Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

August 24, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Western Asset Government Securities Fund (the “Fund”), a series of Legg Mason
Partners Income Trust (the “Registrant”)
Securities Act File No. 2-96408
Investment Company Act File No. 811-04254

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated August 10, 2011 (the “Supplement”) to the Fund’s Prospectus dated May 1, 2011.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-8267 or Michelle Cirillo at (617) 951-8029.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC
Robert M. Nelson, Legg Mason & Co., LLC